FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under authoritative guidance are described as follows:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

    Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:

•quoted prices for similar assets or liabilities in active markets;
•quoted prices for identical or similar assets or liabilities in inactive markets;
CROWN CORK & SEAL COMPANY, INC.
401(k) RETIREMENT SAVINGS PLAN
Notes to Financial Statements

•inputs other than quoted prices that are observable for the asset or liability;
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following tables summarize instruments measured at fair value on a recurring basis for the Plan:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered investment companies	$185,564,910	$—	$—	$185,564,910
Collective investment trusts	—	118,212,134	—	118,212,134
Company common stock fund	15,736,605	—	—	15,736,605

Total assets in fair value hierarchy	$201,301,515	$118,212,134	$—	319,513,649

Investments measured at net asset value (a)				29,171,770

Investments at fair value				$348,685,419

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered investment companies	$263,806,407	$—	$—	$263,806,407
Company common stock fund	14,781,046	—	—	14,781,046

Total assets in fair value hierarchy	$278,587,453	$—	$—	278,587,453

Investments measured at net asset value (a)				32,690,815

Investments at fair value				$311,278,268

(a)Certain collective investment trusts that were measured at net asset value ("NAV") per share (or its equivalent) have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no transfers between levels and no changes in the methodologies used at December 31, 2025 and 2024.
CROWN CORK & SEAL COMPANY, INC.
401(k) RETIREMENT SAVINGS PLAN
Notes to Financial Statements

Registered investment companies are valued at the daily closing price as reported by the fund, which represents the NAV of shares held by the Plan at year end. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

The collective investment trusts are Vanguard Target Retirement Trusts that are valued daily. The unit values are based upon significant observable inputs, although they are not based upon quoted market prices in an active market. The trusts invest in Vanguard mutual funds using a balanced asset allocation strategy designed for investors planning to retire and leave the workforce in or within a few years of the target year. The trusts' asset allocation will become more conservative over time. The trusts hold a diversified mix of indirect bond and indirect stock holdings.

The underlying investments of the collective investment trusts consist primarily of Level 2 inputs, consisting of inputs either directly or indirectly observable for substantially the full term of the asset through corroboration with observable market data. The collective investment trusts are not subject to any withdrawal or redemption restrictions, and there are no unfunded commitments.

The Vanguard Retirement Savings Trust III is a collective investment trust that is valued at the NAV of the units of the collective investment trust held by the Plan at year end multiplied by the respective unit value. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV of the collective investment trust is based upon significant observable inputs, although it is not based upon quoted market prices in an active market. The collective investment trust’s investment objective is to seek the preservation of capital and to provide a competitive level of income over time that is consistent with the preservation of capital. To achieve its investment objective, the collective investment trust invests in assets (typically contracts issued by insurance companies and banks, synthetic investment contracts, and short term investments) and enters into “wrapper” contracts issued by third parties and invests in cash equivalents represented by shares in a money market fund. The collective investment trust invests solely in the Vanguard Retirement Savings Master Trust (the “VRST Master Trust”) and is allocated net investment income based on its ownership percentage in the master trust. The underlying investments of the VRST Master Trust are primarily in a pool of investment contracts that are issued by insurance companies and commercial banks and in contracts that are backed by bond funds.

The fair value of the Company’s common stock fund is measured at the closing price reported on the active market on which the security held by the fund is traded.

Investments Measured Using NAV per Share Practical Expedient

The following table summarizes investments for which fair value is measured using NAV per share practical expedient as of December 31, 2025 and 2024. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Vanguard Retirement Savings Trust III	$29,171,770	N/A	Daily	N/A

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Vanguard Retirement Savings Trust III	$32,690,815	N/A	Daily	N/A